Aug. 31, 2017

Supplement dated December 18, 2017 to the Wilmington Funds Prospectus dated August 31, 2017

(the “Prospectus”)

2.	Effective January 2, 2018, the information in the Prospectus with respect to the Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington New York Municipal Bond Fund, will be amended as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 26 of the Prospectus relating to the Wilmington Intermediate-Term Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.18%	0.93%
Fee Waivers and/or Expense Reimbursements(1)	(0.34)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$776	$1,038	$1,789
Class I
Expenses Assuming Redemption	$50	$252	$472	$1,103

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus relating to the Wilmington Broad Market Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.09%	0.84%
Fee Waivers and/or Expense Reimbursements(1)	(0.25)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$757	$1,001	$1,697
Class I
Expenses Assuming Redemption	$50	$233	$432	$1,005

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 42 of the Prospectus relating to the Wilmington New York Municipal Bond Fund:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.00%
Fee Waivers and/or Expense Reimbursements(1)	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.59%

(1)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.83% and 0.58%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 2, 2019, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$532	$790	$1,068	$1,859
Class I
Expenses Assuming Redemption	$60	$278	$513	$1,187

3.	Effective December 18, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund, will be amended as follows:

Name Change of Funds

Effective December 18, 2017, the name of the Wilmington Multi-Manager International Fund will be changed to Wilmington International Fund and the name of the Wilmington Multi-Manager Real Asset Fund will be changed to Wilmington Real Asset Fund. Accordingly, as of December 18, 2017, all references to Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund in the Prospectus are hereby deleted and replaced with Wilmington International Fund and Wilmington Real Asset Fund, respectively.